PMC Diversified Equity Fund
Schedule of Investments
November 30, 2022 (Unaudited)

		Shares	Value
COMMON STOCKS - 95.92%
Accommodation - 0.39%
InterContinental Hotels Group PLC - ADR (c)		11,671	$686,488
Las Vegas Sands Corp. (a)		13,756	644,331
Marriott International, Inc.		3,899	644,700
MGM Resorts International		32,899	1,212,657
Red Rock Resorts, Inc. (c)		4,233	190,739
Sodexo SA - ADR		22,286	427,668
			3,806,583
Administration of Housing Programs, Urban Planning, and Community Development - 0.05%
Ferrovial SA - ADR (a)		18,988	505,369
Administrative and Support Services - 1.91%
ABM Industries, Inc. (c)		6,173	291,242
Alibaba Group Holding Ltd. - ADR (a)		27,130	2,375,503
AMN Healthcare Services, Inc. (a)		3,103	383,841
AMTD IDEA Group - ADR (a)(c)		39,087	77,000
ASGN, Inc. (a)		2,866	259,660
Atlas Copco AB - Class B - ADR (c)		37,997	425,376
Booking Holdings, Inc. (a)		211	438,764
Brambles Ltd. - ADR		63,877	1,057,803
Cloudflare, Inc. - Class A (a)		8,088	397,444
Coinbase Global, Inc. (a)(c)		3,349	153,150
Criteo SA - ADR (a)		16,006	433,122
Deutsche Post AG - ADR		14,020	559,678
DouYu International Holdings Ltd. - ADR (a)		4,290	5,620
Evolent Health, Inc. - Class A (a)(c)		7,835	225,570
Expedia Group, Inc. (a)		2,612	279,066
Fair Isaac Corp. (a)(c)		906	561,466
Global Payments, Inc.		4,842	502,503
HeadHunter Group PLC - ADR (e)(g)		3,254	48,908
Hillenbrand, Inc. (c)		7,163	358,150
HUYA, Inc. - ADR (a)(c)		102,149	278,867
Jiayin Group, Inc. - ADR (a)		17,878	35,935
Kforce, Inc.		5,427	320,573
Korn Ferry		4,814	274,542
Live Nation Entertainment, Inc. (a)		6,539	475,778
loanDepot, Inc.		49,499	82,168
ManpowerGroup, Inc. (c)		5,688	497,814
MasterCard, Inc. - Class A		7,344	2,617,402
Multiplan Corp. (a)(c)		42,856	63,855
Robert Half International, Inc. (c)		5,116	403,038
ROBLOX Corp. (a)(c)		10,389	330,059
RXO, Inc. (a)		2,969	56,411
Secom Co. Ltd. - ADR		52,764	812,566
Sprout Social, Inc. (a)(c)		3,356	199,011
TrueBlue, Inc. (a)		12,425	268,132
Upstart Holdings, Inc. (a)(c)		3,016	58,963
Visa, Inc. (c)		13,806	2,995,901
			18,604,881
Air Transportation - 0.20%
Air France-KLM - ADR		384,673	530,849
Cathay Pacific Airways Ltd. - ADR (a)		76,364	397,475
Deutsche Lufthansa AG - ADR (a)		20,467	163,531
Southwest Airlines Co. (a)		2,252	89,877
Swire Pacific Ltd. - Class A - ADR		66,067	519,287
United Airlines Holdings, Inc. (a)		4,832	213,429
			1,914,448
Ambulatory Health Care Services - 0.66%
Acadia Healthcare Co., Inc. (a)(c)		4,562	406,292
Apollo Medical Holdings, Inc. (a)		4,475	127,359
CareDx, Inc. (a)		9,618	124,553
DBV Technologies SA - ADR (a)(c)		54,497	73,571
Laboratory Corp. of America Holdings		4,777	1,149,824
Molina Healthcare, Inc. (a)		1,834	617,636
Novocure Ltd. (a)(b)		3,322	255,262
Option Care Health, Inc. (a)		10,076	303,388
Premier, Inc. (c)		14,011	467,267
Quest Diagnostics, Inc.		11,842	1,797,971
Sonic Healthcare Ltd. - ADR		41,730	912,635
Wolters Kluwer NV - ADR		1,631	179,801
			6,415,559
Animal Production and Aquaculture - 0.05%
Cal-Maine Foods, Inc.		5,927	345,426
Cresud SACIF y A - ADR (a)		822	4,924
Mowi ASA - ADR		5,848	91,784
			442,134
Apparel Manufacturing - 0.14%
HUGO BOSS AG - ADR		32,572	362,364
Lululemon Athletica, Inc. (a)		749	284,852
Ralph Lauren Corp.		1,939	219,340
VF Corp. (c)		13,967	458,396
			1,324,952
Beverage and Tobacco Product Manufacturing - 1.60%
Altria Group, Inc.		9,523	443,581
Anheuser-Busch InBev SA/NV - ADR		6,368	375,012
Coca-Cola Co.		19,044	1,211,389
Coca-Cola Consolidated, Inc.		529	260,162
Coca-Cola Femsa SAB de CV - ADR		11,731	801,345
Diageo PLC - ADR		13,216	2,465,445
Embotelladora Andina SA - Class A - ADR		5,773	51,957
Embotelladora Andina SA - Class B - ADR		4,613	53,419
Heineken Holding NV - ADR		10,478	392,401
Japan Tobacco, Inc. - ADR (c)		196,970	2,015,003
Kirin Holdings Co. Ltd. - ADR		53,378	843,372
Molson Coors Brewing Co. - Class B (c)		12,522	690,087
National Beverage Corp.		238	12,264
PepsiCo, Inc.		14,583	2,705,292
Philip Morris International, Inc.		20,490	2,042,238
Swedish Match AB - ADR		52,585	570,547
Treasury Wine Estates Ltd. - ADR		39,453	371,253
Vector Group Ltd.		26,275	291,653
			15,596,420
Broadcasting (except Internet) - 1.20%
Altice USA, Inc. - Class A (a)(c)		25,244	115,113
Comcast Corp. - Class A		53,913	1,975,373
DISH Network Corp. - Class A (a)(c)		34,068	546,791
Fox Corp. - Class A		49,109	1,593,587
Fox Corp. - Class B		48,083	1,467,493
ITV PLC - ADR		41,444	378,798
Liberty Media Corp-Liberty SiriusXM (a)(c)		16,900	740,558
Liberty Media Corp-Liberty SiriusXM (a)(c)		30,605	1,341,417
Nexstar Media Group, Inc. - Class A		3,535	670,095
Paramount Global - Class A (c)		22,180	507,478
Paramount Global - Class B (c)		36,247	727,840
ProSiebenSat.1 Media SE - ADR		83,348	185,866
Sirius XM Holdings, Inc. (c)		203,429	1,320,254
Tencent Music Entertainment Group - ADR (a)		1,162	8,146
WideOpenWest, Inc. (a)		9,406	97,634
			11,676,443
Building Material and Garden Equipment and Supplies Dealers - 0.49%
Home Depot, Inc. (c)		201	65,122
Lowe's Companies, Inc.		13,903	2,955,082
Snap-on, Inc.		7,278	1,751,087
			4,771,291
Chemical Manufacturing - 8.75%
AbbVie, Inc.		14,792	2,384,175
Air Liquide SA - ADR		7,951	230,102
Air Products and Chemicals, Inc.		461	142,984
Albemarle Corp.		187	51,984
Alnylam Pharmaceuticals, Inc. (a)		281	61,986
Amgen, Inc.		4,186	1,198,870
Amyris, Inc. (a)(c)		30,048	51,983
Arcus Biosciences, Inc. (a)		7,017	246,788
Arkema SA - ADR		6,995	616,959
Astellas Pharma, Inc. - ADR		77,997	1,205,834
AstraZeneca PLC - ADR		50,414	3,426,640
Bayer AG - ADR		141,261	2,056,760
Beiersdorf AG - ADR (c)		5,492	119,726
Bicycle Therapeutics PLC - ADR (a)		4,397	127,337
Biogen, Inc. (a)		3,505	1,069,621
BioMarin Pharmaceutical, Inc. (a)		2,351	237,404
Biondvax Pharmaceuticals Ltd. - ADR (a)		7,921	77,309
Bristol-Myers Squibb Co.		43,771	3,513,936
Celanese Corp.		459	49,251
Cellectis SA - ADR (a)		48,793	107,345
CF Industries Holdings, Inc.		8,862	958,779
Chugai Pharmaceutical Co. Ltd. - ADR		60,969	803,571
Clinuvel Pharmaceuticals Ltd. - ADR		9,254	120,941
Corcept Therapeutics, Inc. (a)(c)		9,769	246,960
CSL Ltd. - ADR		12,264	1,258,409
Daiichi Sankyo Co. Ltd. - ADR		43,527	1,436,826
Design Therapeutics, Inc. (a)		6,080	85,120
Dow, Inc.		18,155	925,360
Dr Reddy's Laboratories Ltd. - ADR		2,642	148,771
Eisai Co. Ltd. - ADR (c)		7,932	556,033
Elanco Animal Health, Inc. (a)		7,947	102,278
Eli Lilly & Co.		8,162	3,028,755
Emergent BioSolutions, Inc. (a)		4,619	56,814
Gilead Sciences, Inc.		27,602	2,424,284
GSK PLC - ADR (c)		57,123	1,975,885
Halozyme Therapeutics, Inc. (a)		9,120	522,211
Harmony Biosciences Holdings, Inc. (a)		5,843	349,236
Huntsman Corp.		15,839	440,007
Hypera SA - ADR		48,329	396,781
Incitec Pivot Ltd. - ADR (c)		105,872	280,773
Innoviva, Inc. (a)(c)		5,570	73,134
Inter Parfums, Inc.		2,269	216,213
Ironwood Pharmaceuticals, Inc. (a)(c)		28,195	341,441
Jazz Pharmaceuticals PLC (a)(b)		3,220	505,250
Kose Corp. - ADR		16,599	349,243
Linde PLC (b)		3,037	1,021,889
Maravai LifeSciences Holdings, Inc. - Class A (a)		8,144	121,183
Merck & Co., Inc.		44,786	4,931,833
Merck KGaA - ADR		34,616	1,261,061
Mesoblast Ltd. - ADR (a)		25,999	96,196
Moderna, Inc. (a)		13,236	2,328,345
Mosaic Co. (c)		13,670	701,271
Neurocrine Biosciences, Inc. (a)		4,946	628,439
Novartis AG - ADR		88,987	7,969,675
Novo Nordisk A/S - ADR		33,673	4,195,656
Novozymes A/S - ADR		3,363	194,348
Nu Skin Enterprises, Inc. - Class A		2,232	93,097
Olaplex Holdings, Inc. (a)		78,079	466,132
Olin Corp. (c)		4,572	260,513
Ono Pharmaceutical Co. Ltd. - ADR		118,074	1,001,268
OPKO Health, Inc. (a)		50,152	75,228
Organon & Co.		12,358	321,555
Otsuka Holdings Co. Ltd. - ADR		45,063	770,127
Pfizer, Inc.		102,085	5,117,520
Prestige Consumer Healthcare, Inc. (a)		6,616	406,619
Procter & Gamble Co.		4,207	627,515
QuidelOrtho Corp. (a)		2,100	183,981
Redhill Biopharma Ltd. - ADR (a)(c)		45,512	16,384
Regeneron Pharmaceuticals, Inc. (a)		3,206	2,409,950
REGENXBIO, Inc. (a)		11,684	279,248
Sanofi - ADR		62,361	2,828,071
Santen Pharmaceutical Co. Ltd. - ADR		40,898	327,184
Sasol Ltd. - ADR		6,847	119,891
Shin-Etsu Chemical Co. Ltd. - ADR		20,108	650,493
Shionogi & Co Ltd. - ADR		60,517	767,961
Sumitomo Chemical Co. Ltd. - ADR		18,886	341,081
Supernus Pharmaceuticals, Inc. (a)(c)		10,658	391,362
Sysmex Corp. - ADR		16,141	492,946
Takeda Pharmaceutical Co. Ltd. - ADR		125,196	1,844,137
Teva Pharmaceutical Industries Ltd. - ADR (a)		88,451	775,715
Trinity Biotech PLC - ADR (a)		100,457	132,603
Twist Bioscience Corp. (a)(c)		6,956	190,247
Unilever PLC - ADR		14,495	730,258
United Therapeutics Corp. (a)		2,159	604,283
Veracyte, Inc. (a)(c)		18,194	504,702
Verona Pharma PLC - ADR (a)		11,765	151,769
Vertex Pharmaceuticals, Inc. (a)		3,674	1,162,454
Viatris, Inc.		85,842	946,837
Westlake Corp. (c)		9,231	993,718
Xencor, Inc. (a)		11,121	330,516
Yanzhou Coal Mining Co. Ltd. - ADR		138	4,605
Yara International ASA - ADR		41,373	951,993
			85,301,928
Clothing and Clothing Accessories Stores - 0.70%
Abercrombie & Fitch Co. - Class A (a)		9,751	233,829
Academy Sports & Outdoors, Inc. (c)		7,267	366,838
ASOS PLC - ADR (a)		29,713	227,899
Bath & Body Works, Inc.		20,281	861,943
Brilliant Earth Group, Inc. (a)		4,617	24,378
Buckle, Inc. (c)		8,625	379,068
Burberry Group PLC - ADR		16,391	431,903
Caleres, Inc.		6,204	149,889
Designer Brands, Inc.		10,875	166,388
Figs, Inc. (a)		17,058	133,564
Genesco, Inc. (a)		4,706	245,653
H & M Hennes & Mauritz AB - ADR		25,059	54,879
Pandora A/S - ADR		35,064	657,976
PRADA SpA - ADR		15,569	171,259
Scholastic Corp.		6,720	276,326
Signet Jewelers Ltd. (b)		2,596	168,740
TJX Cos., Inc.		26,436	2,116,202
Zumiez, Inc. (a)(c)		7,340	170,655
			6,837,389
Computer and Electronic Product Manufacturing - 12.98%
Advanced Energy Industries, Inc. (c)		3,516	325,722
Advanced Micro Devices, Inc. (a)		24,412	1,895,104
Advantest Corp. - ADR		13,783	934,350
Agilent Technologies, Inc.		761	117,940
Allegro MicroSystems, Inc. (a)(c)		7,978	248,435
Alphabet, Inc. - Class A (a)		30,128	3,042,627
Alphabet, Inc. - Class C (a)		55,809	5,661,824
Amkor Technology, Inc. (c)		12,132	339,939
Amphenol Corp. - Class A		44,573	3,585,006
Analog Devices, Inc.		3,193	548,909
Apple, Inc.		131,624	19,484,301
Arista Networks, Inc. (a)		8,018	1,116,907
Avanos Medical, Inc. (a)		6,483	174,393
Avantor, Inc. (a)		7,168	159,703
Broadcom, Inc.		9,122	5,026,496
Calix, Inc. (a)		3,704	264,095
Canaan, Inc. - ADR (a)(c)		171,819	446,729
Casio Computer Co. Ltd. - ADR		2,073	200,946
ChipMOS Technologies, Inc. - ADR		26,991	601,899
Ciena Corp. (a)(c)		5,327	239,502
Cirrus Logic, Inc. (a)		7,184	536,717
Cisco Systems, Inc.		68,370	3,399,356
Corsair Gaming, Inc. (a)(c)		6,376	107,563
Danaher Corp.		7,161	1,957,889
Dell Technologies, Inc. - Class C		33,421	1,496,927
Diodes, Inc. (a)(c)		5,158	475,722
Enphase Energy, Inc. (a)		3,538	1,134,247
FormFactor, Inc. (a)		7,766	179,162
Fortinet, Inc. (a)		10,248	544,784
Himax Technologies, Inc. - ADR (c)		76,173	561,395
Hologic, Inc. (a)		19,111	1,455,494
HP, Inc.		76,131	2,286,975
Infineon Technologies AG - ADR		12,823	432,392
Intel Corp.		59,145	1,778,490
InterDigital, Inc.		5,744	288,176
International Business Machines Corp.		19,463	2,898,041
Jabil, Inc.		12,796	923,743
JinkoSolar Holding Co. Ltd. - ADR (a)		4,473	229,375
Juniper Networks, Inc.		83,675	2,781,357
Keysight Technologies, Inc. (a)		13,890	2,512,562
Knowles Corp. (a)(c)		12,478	194,657
Kyocera Corp. - ADR		23,679	1,202,420
L3Harris Technologies, Inc.		3,900	885,612
Lam Research Corp.		5,805	2,742,166
Lattice Semiconductor Corp. (a)(c)		6,376	464,364
Lumentum Holdings, Inc. (a)(c)		3,447	189,378
MACOM Technology Solutions Holdings, Inc. (a)(c)		2,928	201,124
MaxLinear, Inc. (a)(c)		6,392	233,947
Medtronic PLC (b)		10,140	801,466
Methode Electronics, Inc. (c)		5,181	236,668
Microchip Technology, Inc.		35,739	2,830,171
Micron Technology, Inc.		38,948	2,245,352
MKS Instruments, Inc. (c)		3,733	313,049
Monolithic Power Systems, Inc. (c)		1,473	562,627
Motorola Solutions, Inc.		6,066	1,651,165
Nano Dimension Ltd. - ADR (a)		44,679	110,357
NetApp, Inc.		12,869	870,073
Nitto Denko Corp. - ADR		32,097	1,008,809
Northrop Grumman Corp.		3,652	1,947,575
NVIDIA Corp.		10,596	1,793,161
Olink Holding AB - ADR (a)(c)		7,494	178,582
ON Semiconductor Corp. (a)		37,296	2,804,659
Onto Innovation, Inc. (a)		5,170	413,342
OSI Systems, Inc. (a)		3,811	337,197
Otis Worldwide Corp.		2,144	167,425
PerkinElmer, Inc.		641	89,567
Power Integrations, Inc. (c)		3,702	297,937
Pure Storage, Inc. (a)		10,769	314,347
Qorvo, Inc. (a)		12,662	1,256,704
QUALCOMM, Inc.		34,039	4,305,593
Rambus, Inc. (a)		11,762	451,426
Renesas Electronics Corp. - ADR (a)(c)		21,231	102,970
Ricoh Co Ltd. - ADR (c)		121,236	948,066
Rohm Co. Ltd. - ADR		22,732	909,962
Sanmina Corp. (a)		14,008	925,789
Seagate Technology Holdings PLC (b)		14,055	744,493
Seer, Inc. (a)		16,419	106,067
Seiko Epson Corp. - ADR		116,712	905,102
Semtech Corp. (a)		4,102	126,095
Sharp Corp. - ADR (a)		77,172	133,508
Silicon Laboratories, Inc. (a)(c)		1,770	257,429
Silicon Motion Technology Corp. - ADR		3,426	216,181
SiTime Corp. (a)(c)		1,128	118,959
Skyworks Solutions, Inc.		9,107	870,811
Sony Group Corp. - ADR		12,567	1,043,940
STMicroelectronics NV (b)		67,360	2,618,957
Sumitomo Electric Industries Ltd. - ADR (c)		46,855	549,609
Super Micro Computer, Inc. (a)(c)		4,356	393,042
Synaptics, Inc. (a)		2,133	226,034
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		46,275	3,839,900
TDK Corp. - ADR		42,036	1,517,079
Teradyne, Inc. (c)		15,369	1,436,233
Texas Instruments, Inc.		19,385	3,498,217
Trimble, Inc. (a)		7,103	424,404
United Microelectronics Corp. - ADR		112,482	848,114
Vishay Intertechnology, Inc. (c)		15,261	351,613
VTech Holdings Ltd. - ADR		58,489	381,933
Western Digital Corp. (a)		27,265	1,001,989
Xperi, Inc. (a)		3,578	38,320
Zebra Technologies Corp. - Class A (a)(c)		1,748	472,449
			126,503,379
Construction of Buildings - 1.36%
ACS Actividades de Construccion y Servicios SA - ADR		187,917	1,054,214
Balfour Beatty PLC - ADR		50,549	389,480
Barratt Developments PLC - ADR		38,346	373,490
DR Horton, Inc. (c)		20,174	1,734,964
Lennar Corp. - Class A (c)		25,636	2,251,610
Lennar Corp. - Class B		22,630	1,643,164
MDC Holdings, Inc.		6,460	209,498
Mitie Group PLC - ADR		88,719	318,501
NVR, Inc. (a)		468	2,171,057
Persimmon PLC - ADR		5,793	178,772
PulteGroup, Inc. (c)		50,115	2,244,150
Taylor Morrison Home Corp. (a)(c)		8,855	269,103
Toll Brothers, Inc.		4,615	221,105
Tri Pointe Homes, Inc. (a)(c)		13,361	246,377
			13,305,485
Couriers and Messengers - 0.34%
Air Transport Services Group, Inc. (a)		7,993	224,124
FedEx Corp.		2,321	422,933
United Parcel Service, Inc. - Class B		13,804	2,619,032
			3,266,089
Credit Intermediation and Related Activities - 4.35%
Akbank TAS - ADR		31,398	57,144
Ally Financial, Inc.		11,910	321,689
American Express Co.		7,199	1,134,490
ASE Technology Holding Co Ltd. - ADR		50,500	343,400
Associated Banc-Corp (c)		9,559	235,151
Australia & New Zealand Banking Group Ltd. - ADR		3,048	51,572
Banco Bilbao Vizcaya Argentaria SA - ADR		339,569	1,989,874
Banco Bradesco SA - ADR		37,917	97,359
Banco do Brasil SA - ADR		82,345	556,240
Banco Macro SA - ADR		21,175	307,673
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand - ADR		35,066	210,747
Banco Santander SA - ADR		187,760	555,770
Bank Central Asia Tbk PT - ADR		1,172	17,310
Bank Hapoalim BM - ADR		7,076	339,117
Bank Mandiri Persero Tbk PT - ADR		90,634	1,200,447
Bank of China Ltd. - ADR		152,904	1,350,448
Bank of New York Mellon Corp.		2,217	101,760
Bank OZK		7,922	365,600
Bank Rakyat Indonesia Persero Tbk PT - ADR		58,364	908,436
Barclays PLC - ADR		80,641	641,096
Berkshire Hills Bancorp, Inc. (c)		4,431	138,159
BOC Hong Kong Holdings Ltd. - ADR		4,351	275,549
Capital One Financial Corp.		8,869	915,636
Citigroup, Inc.		22,977	1,112,317
Commerzbank AG - ADR (a)		26,471	221,033
Credit Agricole SA - ADR		71,077	358,939
DBS Group Holdings Ltd. - ADR		24,440	2,528,807
Deutsche Bank AG (b)		40,430	429,771
Discover Financial Services		8,412	911,524
DNB Bank ASA - ADR		16,909	327,866
Encore Capital Group, Inc. (a)(c)		5,874	296,050
Erste Group Bank AG - ADR		18,509	286,519
FinVolution Group - ADR		88,131	411,572
First Commonwealth Financial Corp.		7,621	112,181
Hancock Whitney Corp. (c)		4,687	257,035
HSBC Holdings PLC - ADR		95,012	2,932,070
Huntington Bancshares, Inc. (c)		4,755	73,607
ICICI Bank Ltd. - ADR		77,673	1,842,404
Kasikornbank PCL - ADR		285	4,667
LendingClub Corp. (a)		11,695	120,575
M&T Bank Corp. (c)		1,009	171,550
Malayan Banking Bhd - ADR		15,037	184,202
Mr Cooper Group, Inc. (a)		11,316	511,031
National Australia Bank Ltd. - ADR		73,294	792,675
Nedbank Group Ltd. - ADR		6,536	86,341
Nelnet, Inc. - Class A		5,244	516,744
New York Community Bancorp, Inc. (c)		29,289	273,852
OFG Bancorp (b)		7,117	206,179
OneMain Holdings, Inc. (c)		8,614	339,047
Oversea-Chinese Banking Corp. Ltd. - ADR		43,777	791,488
PennyMac Financial Services, Inc. (c)		4,718	281,476
Popular, Inc. (b)		5,796	423,224
Regions Financial Corp. (c)		32,198	747,316
Rocket Cos, Inc. - Class A (c)		172,387	1,430,812
Sberbank of Russia PJSC - ADR (a)(e)(g)		119,989	–
Signature Bank		1,815	253,193
Smith & Wesson Brands, Inc. (c)		9,326	109,767
Standard Bank Group Ltd. - ADR		3,525	36,872
Standard Chartered PLC - ADR		85,604	1,283,204
State Street Corp.		4,192	333,977
Sumitomo Mitsui Trust Holdings, Inc. - ADR		212,211	679,075
Synchrony Financial		14,397	541,039
UBS Group AG (b)		238,605	4,399,876
UniCredit SpA - ADR		158,617	1,084,940
United Overseas Bank Ltd. - ADR		22,800	1,050,396
Wells Fargo & Co.		32,020	1,535,359
			42,405,239
Crop Production - 0.00%
SLC Agricola SA - ADR		3,108	26,511
Data Processing, Hosting and Related Services - 0.72%
Airbnb, Inc. (a)(c)		4,101	418,876
Automatic Data Processing, Inc.		3,789	1,000,826
Chindata Group Holdings Ltd. - ADR (a)		772	5,528
Computershare Ltd. - ADR		23,973	456,206
CSG Systems International, Inc.		10,613	656,308
FactSet Research Systems, Inc. (c)		254	117,168
Fiserv, Inc. (a)		35,598	3,715,007
Mercury Fintech Holding, Inc. - ADR (a)		4,957	4,164
Sciplay Corp. - Class A (a)		6,276	100,542
Sohu.com Ltd. - ADR (a)		33,709	498,219
Zai Lab Ltd. - ADR (a)		179	6,902
			6,979,746
Educational Services - 0.16%
51 Talk Online Education Group - ADR (a)		5,630	9,684
Adtalem Global Education, Inc. (a)		5,323	221,437
Grand Canyon Education, Inc. (a)		2,787	315,126
Laureate Education, Inc. - Class A		17,738	185,894
New Oriental Education & Technology Group, Inc. - ADR (a)		6,523	187,471
Strategic Education, Inc. (c)		2,665	217,997
Stride, Inc. (a)		3,529	124,962
Sunlands Technology Group - ADR		1,696	7,632
TAL Education Group - ADR (a)		56,295	336,081
			1,606,284
Electrical Equipment, Appliance, and Component Manufacturing - 1.10%
ABB Ltd. - ADR		38,258	1,204,744
Acuity Brands, Inc. (c)		2,030	382,229
Arcelik AS - ADR		15,512	383,224
Atos SE - ADR (a)		57,225	118,170
BYD Co. Ltd. - ADR		1,682	86,152
Generac Holdings, Inc. (a)		378	39,887
Haier Smart Home Co. Ltd. - ADR		2,394	31,361
Hitachi Ltd. - ADR		14,796	1,585,687
Hubbell, Inc. (c)		2,901	737,028
Mitsubishi Electric Corp. - ADR		23,270	465,633
Murata Manufacturing Co. Ltd. - ADR		107,320	1,470,284
Omron Corp. - ADR		12,425	644,162
Panasonic Holdings Corp. - ADR		85,684	796,005
Plug Power, Inc. (a)(c)		12,196	194,648
Resideo Technologies, Inc. (a)		5,449	88,274
Schneider Electric SE - ADR		57,669	1,685,088
Taiyo Yuden Co Ltd. - ADR		3,425	416,343
Viomi Technology Co. Ltd. - ADR (a)		4,263	3,888
Whirlpool Corp.		1,828	267,857
Yaskawa Electric Corp. - ADR		1,315	86,330
			10,686,994
Electronics and Appliance Stores - 0.13%
Best Buy Co., Inc.		9,779	834,148
Sega Sammy Holdings, Inc. - ADR		124,773	412,999
			1,247,147
Fabricated Metal Product Manufacturing - 0.44%
Assa Abloy AB - ADR		90,080	1,031,416
Atkore, Inc. (a)		3,346	408,714
Crane Holdings Co.		3,070	325,235
Griffon Corp.		4,539	160,272
Mueller Industries, Inc. (c)		5,151	354,234
Nucor Corp.		10,660	1,598,467
Valmont Industries, Inc.		669	226,564
Vista Outdoor, Inc. (a)(c)		6,814	190,588
			4,295,490
Food and Beverage Stores - 0.87%
Albertsons Cos, Inc.		29,628	620,707
Carrefour SA - ADR		232,864	789,409
Casino Guichard Perrachon SA - ADR (a)(c)		68,545	152,513
J Sainsbury PLC - ADR		49,766	536,477
Jeronimo Martins SGPS SA - ADR (c)		11,462	508,569
Koninklijke Ahold Delhaize NV - ADR		70,188	2,041,881
Kroger Co.		34,506	1,697,351
Shoprite Holdings Ltd. - ADR		33,762	497,652
Sprouts Farmers Market, Inc. (a)(c)		8,873	304,610
Tesco PLC - ADR		89,323	735,128
Weis Markets, Inc. (c)		6,903	602,011
			8,486,308
Food Manufacturing - 2.32%
Ajinomoto Co., Inc. - ADR (c)		46,279	1,455,937
Archer-Daniels-Midland Co.		29,689	2,894,677
Associated British Foods PLC - ADR		28,808	554,842
Bunge Ltd. (b)		5,581	585,112
Campbell Soup Co. (c)		21,554	1,156,803
Conagra Foods, Inc.		9,219	350,138
General Mills, Inc.		23,795	2,029,714
Hershey Co.		3,798	893,176
Hormel Foods Corp. (c)		18,715	879,605
Ingredion, Inc.		5,081	497,786
JBS SA - ADR		13,666	112,881
JM Smucker Co. (c)		5,979	920,826
Kellogg Co. (c)		11,834	863,290
Lamb Weston Holdings, Inc.		4,635	402,782
Marfrig Global Foods SA - ADR		42,523	73,990
Mondelez International, Inc. - Class A		7,674	518,839
Nestle SA - ADR		45,137	5,370,851
Pilgrim's Pride Corp. (a)(c)		8,552	223,720
Post Holdings, Inc. (a)		4,830	452,136
Premier Foods PLC - ADR		17,424	110,120
Tyson Foods, Inc. - Class A		33,862	2,244,374
			22,591,599
Food Services and Drinking Places - 0.55%
Chipotle Mexican Grill, Inc. (a)		578	940,383
Cintas Corp.		1,275	588,770
Darden Restaurants, Inc.		9,707	1,426,831
Dave & Buster's Entertainment, Inc. (a)(c)		4,710	186,799
McDonald's Corp.		3,470	946,581
Texas Roadhouse, Inc. (c)		3,683	365,796
Yelp, Inc. (a)(c)		8,077	249,983
Yum! Brands, Inc.		5,003	643,686
			5,348,829
Funds, Trusts, and Other Financial Vehicles - 0.80%
Daiwa Securities Group, Inc. - ADR		25,737	113,758
Dentsu Group, Inc. - ADR		3,278	104,748
Fast Retailing Co. Ltd. - ADR (c)		15,602	926,135
FUJIFILM Holdings Corp. - ADR		21,146	1,133,849
Garmin Ltd. (b)		6,933	644,700
Holcim Ltd. - ADR		33,814	348,284
Incyte Corp. Ltd. (a)		1,304	103,890
Lonza Group AG - ADR		17,743	928,314
Mizuho Financial Group, Inc. - ADR		248,558	613,938
Seven & i Holdings Co. Ltd. - ADR		94,951	1,930,354
Straumann Holding AG - ADR (c)		32,875	381,350
Up Fintech Holding Ltd. - ADR (a)(c)		7,565	39,262
Woolworths Holdings Ltd. (b)		134,415	514,809
			7,783,391
Furniture and Home Furnishings Stores - 0.07%
Ryohin Keikaku Co. Ltd. - ADR		37,261	393,849
Williams-Sonoma, Inc. (c)		2,869	335,386
			729,235
Furniture and Related Product Manufacturing - 0.00%
Natuzzi SpA - ADR (a)		5,961	35,170
Gasoline Stations - 0.30%
Chevron Corp.		15,919	2,918,112
General Merchandise Stores - 0.84%
BJ's Wholesale Club Holdings, Inc. (a)		4,035	303,593
Costco Wholesale Corp.		2,078	1,120,562
Dillard's, Inc. - Class A (c)		621	223,374
Dollar General Corp.		5,704	1,458,398
Dollar Tree, Inc. (a)(c)		7,407	1,113,198
Dufry AG - ADR (a)		74,166	298,889
Etablissements Franz Colruyt NV - ADR		62,618	409,835
Kohl's Corp. (c)		8,205	263,216
Macy's, Inc. (c)		13,325	313,138
Marks & Spencer Group PLC - ADR (a)		354,126	1,026,965
MINISO Group Holding Ltd. - ADR (c)		24,349	287,562
Pan Pacific International Holdings Corp. - ADR		29,781	516,105
PriceSmart, Inc. (c)		2,098	149,042
Walmart, Inc.		4,920	749,906
			8,233,783
Health and Personal Care Stores - 0.58%
111, Inc. - ADR (a)		1,633	4,883
Aspen Pharmacare Holdings Ltd. - ADR		9,350	77,184
CVS Health Corp.		31,851	3,244,981
Sally Beauty Holdings, Inc. (a)(c)		11,495	135,181
Ulta Beauty, Inc. (a)(c)		4,499	2,091,315
Walgreens Boots Alliance, Inc.		2,459	102,049
			5,655,593
Heavy and Civil Engineering Construction - 0.17%
Atlantia SpA - ADR		65,986	787,213
Fluor Corp. (a)(c)		7,337	246,597
Primoris Services Corp.		3,663	78,206
Skanska AB - ADR (c)		27,318	439,819
Vallourec SA - ADR (a)		30,432	72,732
			1,624,567
Hospitals - 0.22%
HCA Healthcare, Inc.		7,245	1,740,394
Universal Health Services, Inc. - Class B (c)		3,157	413,093
			2,153,487
Insurance Carriers and Related Activities - 7.07%
Admiral Group PLC - ADR		4,043	98,851
Aegon NV (b)		177,776	865,769
Aflac, Inc.		54,726	3,936,441
Ageas SA/NV - ADR		21,218	855,510
AIA Group Ltd. - ADR		22,048	886,330
American Equity Invesment Life Holding Co. (c)		7,477	302,893
American Financial Group, Inc.		4,114	585,093
American International Group, Inc.		37,821	2,386,883
Aon PLC (b)		1,180	363,770
Arch Capital Group Ltd. (a)(b)		29,920	1,792,507
Arthur J. Gallagher & Co.		2,337	465,320
Assicurazioni Generali SpA - ADR		11,124	98,105
Assurant, Inc.		5,207	667,642
Assured Guaranty Ltd. (b)		5,356	356,549
AXA SA - ADR		166,241	4,699,633
Axis Capital Holdings Ltd. (b)		9,268	533,466
Brown & Brown, Inc.		9,645	574,746
Centene Corp. (a)		19,122	1,664,570
Chubb Ltd. (b)		9,575	2,102,574
Cigna Corp.		5,881	1,934,202
CNO Financial Group, Inc.		9,156	214,983
Elevance Health, Inc.		5,749	3,063,757
Enact Holdings, Inc. (c)		11,609	287,903
Equitable Holdings, Inc.		53,956	1,712,563
Essent Group Ltd. (b)		7,210	289,049
Everest Re Group Ltd. (b)		5,971	2,017,840
Fidelity National Financial, Inc. (c)		22,127	893,046
First American Financial Corp.		7,683	419,876
Genworth Financial, Inc. - Class A (a)		44,999	226,345
Gjensidige Forsikring ASA - ADR		9,732	188,412
Globe Life, Inc.		4,617	553,855
Hannover Rueck SE - ADR		473	45,030
Hartford Financial Services Group, Inc.		23,019	1,757,961
Humana, Inc.		2,427	1,334,607
Jackson Financial, Inc. (c)		9,130	341,006
Loews Corp.		20,312	1,181,143
Marsh & McLennan Companies, Inc.		12,505	2,165,617
MetLife, Inc.		1,530	117,351
MGIC Investment Corp.		28,560	392,129
MS&AD Insurance Group Holdings, Inc. - ADR		95,321	1,422,189
Muenchener Rueckversicherungs-Gesellschaft AG - ADR		8,778	276,507
National Western Life Group, Inc. - Class A		456	96,125
Old Republic International Corp. (c)		23,260	569,870
Oscar Health, Inc. (a)		56,851	163,731
Principal Financial Group, Inc. (c)		31,716	2,844,291
ProAssurance Corp.		4,880	97,551
Prudential Financial, Inc.		8,137	879,040
QBE Insurance Group Ltd. - ADR		105,537	919,227
Radian Group, Inc.		14,163	277,170
RLI Corp. (c)		1,173	152,572
Safety Insurance Group, Inc.		2,502	229,533
Sampo OYJ - ADR		45,768	1,159,303
Selective Insurance Group, Inc. (c)		5,232	502,900
Suncorp Group Ltd. - ADR		36,380	292,677
T&D Holdings, Inc. - ADR		27,135	158,740
Tokio Marine Holdings, Inc. - ADR		143,677	2,959,746
Travelers Companies, Inc.		10,785	2,047,101
United Fire Group, Inc.		5,221	159,502
UnitedHealth Group, Inc.		9,985	5,469,383
Unum Group		10,622	448,036
Voya Financial, Inc. (c)		4,064	268,143
W.R. Berkley Corp.		22,719	1,733,005
Willis Towers Watson PLC (b)		5,284	1,300,709
Zurich Insurance Group AG - ADR		44,652	2,142,849
			68,943,227
Leather and Allied Product Manufacturing - 0.10%
Skechers U.S.A., Inc. - Class A (a)(c)		7,959	335,631
Steven Madden Ltd. (c)		8,020	277,011
Tapestry, Inc. (c)		10,833	409,162
			1,021,804
Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.05%
L'Oreal SA - ADR		6,604	491,404
Machinery Manufacturing - 2.15%
AGCO Corp.		1,101	146,125
Applied Materials, Inc.		20,179	2,211,618
ASML Holding NV (b)		3,064	1,863,280
Azenta, Inc. (c)		5,048	303,940
Canon, Inc. - ADR		113,605	2,653,813
Carrier Global Corp.		5,802	257,145
Caterpillar, Inc.		2,278	538,542
Cummins, Inc.		1,027	257,942
Daikin Industries Ltd. - ADR		14,591	239,146
Deere & Co.		1,227	541,107
Disco Corp. - ADR (c)		3,516	211,382
Dover Corp. (c)		3,856	547,359
Fabrinet (a)(b)		4,815	642,369
Hoya Corp. - ADR		3,540	366,815
Husqvarna AB - ADR		35,424	553,677
KLA Corp.		7,757	3,049,664
Komatsu Ltd. - ADR		28,831	670,320
Makita Corp. - ADR		15,691	360,422
Mettler-Toledo International, Inc. (a)		336	493,772
Nikon Corp. - ADR		48,558	470,041
NOW, Inc. (a)		14,193	177,129
NSK Ltd. - ADR		14,173	157,745
Olympus Corp. - ADR		32,824	686,022
Rheinmetall AG - ADR		20,465	834,563
SMC Corp. - ADR		44,170	1,006,193
THK Co. Ltd. - ADR		76,511	744,452
Tokyo Electron Ltd. - ADR		11,831	1,000,903
			20,985,486
Management of Companies and Enterprises - 4.15%
Abbott Laboratories		18,884	2,031,540
AMERCO		509	32,220
AMERCO (a)(c)		4,581	289,382
America Movil SAB de CV - Class A - ADR		3,135	60,662
America Movil SAB de CV - Class L - ADR		58,297	1,134,460
AP Moeller - Maersk A/S - ADR		132,587	1,442,547
ASMPT Ltd. - ADR		40,643	903,494
ATN International, Inc.		1,148	55,575
Autohome, Inc. - ADR		257	7,684
BB Seguridade Participacoes SA - ADR		23,929	141,540
BNP Paribas SA - ADR		81,860	2,307,632
Capri Holdings Ltd. (a)(b)		6,425	368,474
Cie Financiere Richemont SA - ADR		107,254	1,414,680
Cushman & Wakefield PLC (a)(b)		21,599	246,661
Direct Line Insurance Group PLC - ADR		18,192	184,103
DSV A/S - ADR		4,883	385,903
Four Seasons Education Cayman, Inc. - ADR (a)		479	3,959
Grupo Aeroportuario del Sureste SAB de CV - ADR		2,008	496,558
Henderson Land Development Co. Ltd. - ADR (c)		38,824	129,672
Innovage Holding Corp. (a)(c)		1,524	9,876
Ipsen SA - ADR		24,701	695,580
JGC Holdings Corp. - ADR (a)		29,371	810,052
Jianpu Technology, Inc. - ADR (a)		4,728	7,990
K+S AG - ADR		28,407	309,932
KE Holdings, Inc. - ADR (a)		14,603	247,083
Kering SA - ADR (c)		12,988	774,474
KOC Holding AS - ADR		13,703	255,904
Koninklijke Philips NV (b)		29,579	444,868
Kuehne + Nagel International AG - ADR		11,087	538,995
Lloyds Banking Group PLC - ADR		411,501	925,877
LVMH Moet Hennessy Louis Vuitton SE - ADR		24,198	3,702,293
LyondellBasell Industries NV - Class A (b)		11,358	965,544
NatWest Group PLC - ADR (a)(c)		120,044	768,282
NN Group NV - ADR		86,378	1,834,669
Noah Holdings Ltd. - ADR (a)		3,891	57,081
PRA Group, Inc. (a)(c)		5,100	175,338
Prosus NV - ADR		79,440	1,031,130
QIWI PLC - ADR (e)(g)		29,317	166,227
Recruit Holdings Co. Ltd. - ADR		119,697	762,470
ReneSola Ltd. - ADR (a)		978	4,616
Shell PLC - ADR		126,676	7,406,745
Shinhan Financial Group Co. Ltd. - ADR		7,927	230,042
Sonova Holding AG - ADR		12,068	619,692
SOS Ltd. - ADR (a)		6,847	30,401
Telefonica SA - ADR		119,250	443,610
Thales SA - ADR		5,909	150,680
thyssenkrupp AG - ADR (a)		26,938	150,314
Trip.com Group Ltd. - ADR (a)		1,145	36,583
Trivago NV - ADR (a)		49,100	68,249
Vinci SA - ADR		76,715	1,938,588
Vista Energy SAB de CV - ADR (a)		335	4,827
Vivendi SE - ADR		180,390	1,632,530
Wilmar International Ltd. - ADR		36,702	1,117,209
Woori Financial Group, Inc. - ADR		15,067	453,969
Xunlei Ltd. - ADR (a)		41,268	77,584
			40,486,050
Merchant Wholesalers, Durable Goods - 2.64%
Arrow Electronics, Inc. (a)		5,634	612,641
Avnet, Inc. (c)		10,901	492,398
BrasilAgro - Co Brasileira de Propriedades Agricolas - ADR		761	4,026
Cars.com, Inc. (a)(c)		12,270	181,351
Cie de Saint-Gobain - ADR		155,195	1,430,897
Coloplast A/S - ADR		21,579	253,769
Core & Main, Inc. (a)		6,277	130,562
Cricut, Inc. (a)(c)		6,952	57,145
Elekta AB - ADR		10,248	60,309
Genuine Parts Co.		7,421	1,360,491
Glencore PLC - ADR (c)		168,910	2,279,441
Global Industrial Co.		2,311	56,874
GMS, Inc. (a)		6,168	302,849
GoPro, Inc. (a)		40,291	220,795
Henry Schein, Inc. (a)(c)		11,902	963,109
ITOCHU Corp. - ADR		50,769	3,174,078
Lenovo Group Ltd. - ADR		3,833	65,161
LKQ Corp.		37,702	2,048,349
Luckin Coffee, Inc. - ADR (a)		14,781	294,881
Mitsui & Co. Ltd. - ADR		4,687	2,737,208
ODP Corp. (a)		2,737	131,732
Owens & Minor, Inc. (c)		4,170	85,944
Pool Corp. (c)		638	210,164
Prysmian SpA - ADR		48,434	847,595
Reliance Steel & Aluminum Co.		5,525	1,167,377
Rexel SA - ADR		37,270	689,570
Rush Enterprises, Inc. - Class A (c)		10,785	555,751
Rush Enterprises, Inc. - Class B		2,124	112,551
ScanSource, Inc. (a)		2,394	71,485
Schnitzer Steel Industries, Inc. - Class A		4,453	152,871
Sims Ltd. - ADR		45,633	406,134
Smiths Group PLC - ADR		43,837	842,986
TE Connectivity Ltd. (b)		18,466	2,328,931
Techtronic Industries Co. Ltd. - ADR (c)		3,533	213,747
Volkswagen AG - ADR		15,494	298,105
WESCO International, Inc. (a)(c)		2,677	345,119
WW Grainger, Inc.		968	583,762
Xinyi Glass Holdings Ltd. - ADR		159	6,206
			25,776,364
Merchant Wholesalers, Nondurable Goods - 1.91%
AmerisourceBergen Corp.		2,173	370,909
Atea Pharmaceuticals, Inc. (a)		19,873	93,204
Bunzl PLC - ADR		4,532	167,185
Cardinal Health, Inc.		12,013	963,082
CSPC Pharmaceutical Group Ltd. - ADR (c)		70,782	365,235
ENN Energy Holdings Ltd. - ADR		10,234	573,309
Gazprom Neft PJSC - ADR (e)(g)		6,793	–
Genfit - ADR (a)		24,742	90,556
Imperial Brands PLC - ADR		71,244	1,828,477
Kunlun Energy Co. Ltd. - ADR		13,640	104,687
LUKOIL PJSC - ADR (e)(g)		10,626	–
Marubeni Corp. - ADR		14,494	1,641,374
McKesson Corp.		2,602	993,131
Orkla ASA - ADR		145,853	1,031,181
Reckitt Benckiser Group PLC - ADR		59,392	868,311
Roche Holding AG - ADR		154,528	6,323,287
Sinopharm Group Co. Ltd. - ADR		41,164	486,970
Suntory Beverage & Food Ltd. - ADR		52,786	892,611
UCB SA - ADR		14,473	580,801
United Natural Foods, Inc. (a)(c)		3,965	189,051
Univar Solutions, Inc. (a)(c)		15,901	526,800
Universal Corp. (c)		4,894	278,518
Vibra Energia SA - ADR		13,211	83,758
World Fuel Services Corp.		5,414	154,028
			18,606,465
Mining (except Oil and Gas) - 0.64%
Alpha Metallurgical Resources, Inc.		1,427	244,345
Anglo American Platinum Ltd. - ADR		7,102	116,473
Anglo American PLC - ADR		115,369	2,365,065
Arch Resources, Inc. (c)		1,891	292,633
Freeport-McMoRan, Inc.		21,701	863,699
Kumba Iron Ore Ltd. - ADR		635	5,817
Lynas Rare Earths Ltd. - ADR (a)		97,718	578,491
Peabody Energy Corp. (a)(c)		7,913	252,741
Sociedad Quimica y Minera de Chile SA - ADR		48	4,760
Vale SA - ADR		74,681	1,232,236
Warrior Met Coal, Inc.		7,042	259,286
			6,215,546
Miscellaneous Manufacturing - 1.94%
3M Co.		8,179	1,030,308
Acushnet Holdings Corp. (c)		5,167	234,840
Ansell Ltd. - ADR		3,955	310,566
Argenx SE - ADR (a)		571	227,241
Bandai Namco Holdings, Inc. - ADR		3,875	127,488
Becton Dickinson & Co.		2,327	580,214
British American Tobacco PLC - ADR		101,641	4,194,723
Chow Tai Fook Jewellery Group Ltd. - ADR (c)		19,703	345,591
Cochlear Ltd. - ADR		3,687	268,672
DENTSPLY SIRONA, Inc.		11,271	341,060
Envista Holdings Corp. (a)(c)		10,776	367,677
EssilorLuxottica SA - ADR		14,059	1,311,845
Getinge AB - ADR (c)		28,659	663,169
Haemonetics Corp. (a)		4,480	382,189
Hasbro, Inc.		5,735	360,273
iRhythm Technologies, Inc. (a)		802	87,458
Johnson & Johnson		29,322	5,219,317
Mattel, Inc. (a)(c)		15,252	278,044
Medigus Ltd. - ADR (a)		4,423	27,909
Merit Medical Systems, Inc. (a)		4,697	338,184
Nintendo Co., Ltd. - ADR		78,698	844,430
Shockwave Medical, Inc. (a)		1,411	357,830
Siemens Healthineers AG - ADR (c)		18,097	480,656
Smith & Nephew PLC - ADR		5,700	151,164
STAAR Surgical Co. (a)		3,099	176,984
Terumo Corp. - ADR		8,210	242,359
Tiger Brands Ltd. - ADR		401	4,888
			18,955,079
Miscellaneous Store Retailers - 0.15%
Cavco Industries, Inc. (a)		862	197,941
Mr Price Group Ltd. - ADR		31,434	307,425
Tractor Supply Co. (c)		4,312	975,848
			1,481,214
Motion Picture and Sound Recording Industries - 0.06%
Adeia, Inc. (c)		11,625	128,456
AMC Entertainment Holdings, Inc. - Class A (a)(c)		14,297	103,367
World Wrestling Entertainment, Inc. (c)		4,019	321,038
			552,861
Motor Vehicle and Parts Dealers - 0.62%
Advance Auto Parts, Inc.		404	61,000
Asbury Automotive Group, Inc. (a)(c)		1,885	353,664
AutoNation, Inc. (a)(c)		3,649	452,148
AutoZone, Inc. (a)		705	1,818,195
Group 1 Automotive, Inc. (c)		2,123	410,461
Lithia Motors, Inc. - Class A (c)		1,215	290,762
Murphy USA, Inc. (c)		866	256,171
O'Reilly Automotive, Inc. (a)		1,916	1,656,459
Penske Automotive Group, Inc. (c)		4,276	540,699
Sonic Automotive, Inc. - Class A (c)		3,171	168,507
			6,008,066
National Security and International Affairs - 0.07%
Leidos Holdings, Inc.		5,985	654,340
Nonmetallic Mineral Product Manufacturing - 0.40%
AGC, Inc. - ADR		93,740	621,965
Apogee Enterprises, Inc.		2,910	140,408
Corning, Inc.		62,951	2,148,517
CRH PLC - ADR		9,229	372,390
Quanex Building Products Corp.		11,715	278,466
Wienerberger AG - ADR		65,605	341,146
			3,902,892
Nonstore Retailers - 0.44%
Baozun, Inc. - ADR (a)		17,065	74,062
Box, Inc. (a)(c)		7,548	207,193
Compass Group PLC - ADR		16,790	380,125
DoorDash, Inc. (a)		4,459	259,737
Etsy, Inc. (a)		2,253	297,599
JD.com, Inc. - ADR		23,016	1,316,054
Jumia Technologies AG - ADR (a)(c)		43,094	197,371
MonotaRO Co. Ltd. - ADR		9,342	160,682
Pinduoduo, Inc. - ADR (a)(c)		14,300	1,173,172
ZOZO, Inc. - ADR (c)		36,671	182,163
			4,248,158
Nursing and Residential Care Facilities - 0.05%
Ensign Group, Inc. (c)		4,034	383,230
National HealthCare Corp.		2,337	144,053
			527,283
Oil and Gas Extraction - 1.92%
Antero Resources Corp. (a)(c)		11,740	429,097
APA Corp.		12,601	590,357
Chesapeake Energy Corp.		5,266	545,031
Coterra Energy, Inc.		7,180	200,394
Devon Energy Corp.		11,386	780,169
Eni SpA - ADR		71,919	2,129,521
EQT Corp.		32,885	1,394,653
Gazprom PJSC - ADR (a)(e)(g)		186,205	–
Marathon Oil Corp.		58,193	1,782,452
Matador Resources Co. (c)		5,898	391,391
Occidental Petroleum Corp.		16,835	1,169,864
Ovintiv, Inc.		10,663	594,569
Pampa Energia SA - ADR (a)		8,675	248,539
Petroleo Brasileiro SA - ADR		65,854	769,833
Pioneer Natural Resources Co.		4,703	1,109,861
Range Resources Corp.		6,833	197,269
Repsol SA - ADR		66,292	1,014,268
SM Energy Co. (c)		6,931	298,795
Surgutneftegas PJSC - ADR (a)(e)(g)		15,549	–
TotalEnergies SE - ADR		74,195	4,631,251
Woodside Energy Group Ltd. - ADR (c)		15,693	395,777
			18,673,091
Other Information Services - 0.38%
Amadeus IT Group SA - ADR (a)		6,298	338,706
Meta Platforms, Inc. - Class A (a)		24,001	2,834,519
Pinterest, Inc. (a)		19,108	485,725
			3,658,950
Paper Manufacturing - 0.12%
Boise Cascade Co. (c)		3,147	233,004
International Paper Co. (c)		10,912	405,054
Packaging Corp. of America		1,659	225,442
Sappi Ltd. - ADR (a)		1,336	3,874
Stora Enso OYJ - ADR		11,803	173,268
Suzano SA - ADR		413	4,200
WestRock Co.		4,219	159,984
			1,204,826
Performing Arts, Spectator Sports, and Related Industries - 0.10%
Endeavor Group Holdings, Inc. (a)		25,454	559,734
Entain PLC - ADR		11,756	199,264
iQIYI, Inc. - ADR (a)		34,236	101,681
OPAP SA - ADR		17,498	115,093
			975,772
Personal and Laundry Services - 0.07%
Kingfisher PLC - ADR		79,052	459,292
Park24 Co. Ltd. - ADR (a)		17,007	249,323
			708,615
Petroleum and Coal Products Manufacturing - 1.46%
BP PLC - ADR		20,194	724,965
Carlisle Cos, Inc.		1,914	503,593
CVR Energy, Inc.		6,369	234,698
Equinor ASA - ADR (c)		40,957	1,576,025
Exxon Mobil Corp.		56,357	6,274,787
HF Sinclair Corp.		7,960	496,226
Marathon Petroleum Corp.		11,797	1,436,993
OMV AG - ADR		16,514	866,324
PBF Energy, Inc. - Class A		9,689	385,332
Valero Energy Corp.		12,803	1,710,737
YPF SA - ADR (a)		720	6,041
			14,215,721
Pipeline Transportation - 0.03%
Naturgy Energy Group SA - ADR		47,213	262,976
Plastics and Rubber Products Manufacturing - 0.17%
Bridgestone Corp. - ADR		82,963	1,569,660
Goodyear Tire & Rubber Co. (a)		12,027	134,943
			1,704,603
Postal Service - 0.06%
International Distributions Services PLC - ADR		102,303	571,874
Primary Metal Manufacturing - 0.90%
Airbus SE - ADR		12,376	352,964
APERAM SA (b)		14,895	463,681
ArcelorMittal SA (b)		40,121	1,085,272
Century Aluminum Co. (a)		10,601	95,515
Commercial Metals Co. (c)		12,839	631,936
Encore Wire Corp. (c)		3,255	475,588
Kubota Corp. - ADR		3,413	253,176
Mechel PJSC - ADR (a)(e)(g)		59,509	–
Nippon Steel Corp. - ADR		67,414	1,076,602
Norsk Hydro ASA - ADR		195,967	1,475,632
Steel Dynamics, Inc. (c)		8,317	864,386
Sumitomo Metal Mining Co. Ltd. - ADR		85,741	722,797
Tenaris SA - ADR		6,257	215,679
Ternium SA - ADR		22,814	718,413
United States Steel Corp. (c)		11,647	306,200
Usinas Siderurgicas de Minas Gerais SA Usiminas - ADR		26,685	41,362
			8,779,203
Printing and Related Support Activities - 0.14%
Dai Nippon Printing Co. Ltd. - ADR (a)		60,977	625,014
TOPPAN, Inc. - ADR (a)		92,824	708,247
			1,333,261
Professional, Scientific, and Technical Services - 3.82%
Accenture PLC - Class A (b)		12,373	3,723,408
AECOM		1,456	123,760
Alector, Inc. (a)		18,874	160,240
Allscripts Healthcare Solutions, Inc. (a)		19,783	374,690
AppLovin Corp. (a)(c)		14,452	208,253
Aspen Technology, Inc. (a)(c)		850	195,925
Baidu, Inc. - ADR (a)		637	69,178
BioNTech SE - ADR		6,178	1,031,849
CACI International, Inc. - Class A (a)		2,090	652,707
Capgemini SE - ADR		36,908	1,329,795
Carlsberg AS - ADR		3,368	84,975
CDW Corp.		5,203	981,494
Clear Channel Outdoor Holdings, Inc. (a)		83,574	94,439
Cognizant Technology Solutions Corp. - Class A		29,682	1,846,516
Commonwealth Bank of Australia - ADR		28,703	2,110,819
Ebix, Inc. (c)		6,838	129,854
Endava PLC - ADR (a)		6,036	463,022
EPAM Systems, Inc. (a)		858	316,242
F5, Inc. (a)		2,006	310,148
FTI Consulting, Inc. (a)(c)		1,577	272,537
Galapagos NV - ADR (a)		7,160	284,753
Gartner, Inc. (a)		4,692	1,643,936
Gen Digital, Inc.		46,660	1,071,314
Genmab A/S - ADR (a)(c)		13,568	631,319
GoDaddy, Inc. (a)		16,513	1,306,673
Gravity Co. Ltd. - ADR (a)		7,526	312,480
H&R Block, Inc.		4,255	185,986
Horizon Therapeutics PLC (a)(b)		4,622	463,540
Huron Consulting Group, Inc. (a)(c)		1,518	118,191
Immutep Ltd. - ADR (a)(c)		65,834	158,002
Insight Enterprises, Inc. (a)(c)		6,480	673,337
Interpublic Group of Companies, Inc. (c)		29,679	1,019,770
Jack Henry & Associates, Inc.		3,694	699,459
Jacobs Solutions, Inc.		377	47,706
Jardine Matheson Holdings Ltd. - ADR		17,511	847,883
Lizhi, Inc. - ADR (a)		9,815	7,153
Lyell Immunopharma, Inc. (a)		20,686	87,088
Materialise NV - ADR (a)(c)		19,177	185,058
Maxar Technologies, Inc.		5,898	142,732
Medpace Holdings, Inc. (a)(c)		1,918	402,569
Mereo Biopharma Group PLC - ADR (a)		37,367	29,449
Naspers Ltd. - ADR		13,573	416,284
NetScout Systems, Inc. (a)		7,455	277,922
Omnicom Group, Inc.		25,995	2,073,362
Palantir Technologies, Inc. (a)(c)		27,080	203,100
Palo Alto Networks, Inc. (a)		3,864	656,494
Paychex, Inc.		10,133	1,256,796
Paylocity Holding Corp. (a)		1,974	429,996
Publicis Groupe SA - ADR		20,301	331,515
PubMatic, Inc. - Class A (a)		7,164	112,260
Sage Group PLC - ADR		14,633	567,468
Science Applications International Corp.		5,493	604,834
SecureWorks Corp. (a)		1,041	7,474
Snowflake, Inc. (a)(c)		2,882	411,838
Squarespace, Inc. (a)		6,453	132,222
Sumitomo Corp. - ADR		47,522	777,460
Swatch Group AG - ADR		76,390	1,014,459
Syneos Health, Inc. (a)		4,906	173,084
Teledyne Technologies, Inc. (a)		2,751	1,155,695
Thermon Group Holdings, Inc. (a)		4,437	90,115
Trade Desk, Inc. - Class A (a)		9,729	507,270
TuSimple Holdings, Inc. (a)		11,943	26,872
Unity Software, Inc. (a)(c)		5,944	234,847
Verint Systems, Inc. (a)		8,124	319,517
Vir Biotechnology, Inc. (a)		9,941	280,535
Virtu Financial, Inc. - Class A (c)		14,285	316,841
Wuxi Biologics Cayman, Inc. - ADR (a)		4,040	52,237
Yiren Digital Ltd. - ADR (a)		15,881	17,151
			37,245,897
Publishing Industries (except Internet) - 2.99%
3D Systems Corp. (a)(c)		13,287	134,730
Activision Blizzard, Inc.		11,125	822,694
Akamai Technologies, Inc. (a)		9,208	873,471
American Well Corp. (a)		49,751	181,591
Bill.com Holdings, Inc. (a)(c)		3,904	470,120
Black Knight, Inc. (a)		9,351	579,668
Cadence Design System, Inc. (a)		4,893	841,792
Certara, Inc. (a)		11,054	187,697
Datadog, Inc. - Class A (a)(c)		6,215	470,973
Dropbox, Inc. (a)		35,342	832,658
Dynatrace, Inc. (a)		7,013	271,754
Electronic Arts, Inc. (c)		5,907	772,517
EverCommerce, Inc. (a)		5,244	34,977
Fujitsu Ltd. - ADR		36,097	974,619
Gaotu Techedu, Inc. - ADR (a)		38,824	50,083
Hello Group, Inc. - ADR		20,016	114,892
Hewlett Packard Enterprise Co.		131,605	2,208,332
HubSpot, Inc. (a)		1,315	398,484
Microsoft Corp.		33,451	8,534,687
National Instruments Corp.		7,045	288,986
News Corp. - Class B (c)		41,920	815,344
Nexon Co. Ltd. - ADR (c)		12,347	259,657
Pearson PLC - ADR		31,259	375,421
Progress Software Corp. (c)		3,982	212,320
PTC, Inc. (a)		2,586	328,965
Qualys, Inc. (a)		2,046	252,313
RELX PLC - ADR (c)		42,749	1,204,666
SPS Commerce, Inc. (a)		1,675	238,286
SS&C Technologies Holdings, Inc.		18,711	1,005,903
Synopsys, Inc. (a)		6,319	2,145,553
Tarena International, Inc. - ADR (a)		1,527	8,490
Toast, Inc. (a)(c)		11,697	214,757
Trend Micro, Inc. - ADR		14,900	743,510
Tuya, Inc. - ADR (a)		53,394	63,539
Vipshop Holdings Ltd. - ADR (a)		136,227	1,518,931
Vnet Group, Inc. - ADR (a)		960	4,810
WiMi Hologram Cloud, Inc. - ADR (a)		23,015	17,482
WM Technology, Inc. (a)		37,709	44,120
Youdao, Inc. - ADR (a)		12,084	57,762
Ziff Davis, Inc. (a)(c)		4,730	436,390
ZoomInfo Technologies, Inc. (a)		5,000	143,000
			29,135,944
Rail Transportation - 0.00%
Union Pacific Corp.		222	48,269
Real Estate - 0.66%
Anywhere Real Estate, Inc. (a)(c)		22,836	172,412
CBRE Group, Inc. - Class A (a)		8,210	653,516
City Developments Ltd. - ADR		11,018	68,312
Daiwa House Industry Co. Ltd. - ADR		30,049	690,405
Forestar Group, Inc. (a)		6,149	91,190
Jones Lang LaSalle, Inc. (a)		2,822	474,576
Marcus & Millichap, Inc. (c)		13,696	510,039
Mitsubishi Estate Co. Ltd. - ADR		40,140	562,762
Mitsui Fudosan Co. Ltd. - ADR		529	31,788
MP Materials Corp. (a)(c)		4,121	137,023
RMR Group, Inc. - Class A		7,657	221,364
Sekisui House Ltd. - ADR		67,765	1,262,461
Sun Hung Kai Properties Ltd. - ADR		116,400	1,385,160
Walker & Dunlop, Inc.		1,212	108,244
Zillow Group, Inc. - Class A (a)		1,429	53,445
			6,422,697
Rental and Leasing Services - 0.64%
Agiliti, Inc. (a)		3,021	49,877
Ashtead Group PLC - ADR		1,674	403,484
Avis Budget Group, Inc. (a)(c)		1,553	347,251
Cerence, Inc. (a)		3,039	62,330
Hertz Global Holdings, Inc. (a)		10,369	178,347
Localiza Rent a Car SA - ADR		2,079	24,012
Netflix, Inc. (a)		2,250	687,443
ORIX Corp. - ADR		27,480	2,218,185
PROG Holdings, Inc. (a)		7,918	155,905
Ryder System, Inc. (c)		4,841	452,585
Triton International Ltd. (b)		10,725	723,616
United Rentals, Inc. (a)		2,568	906,581
			6,209,616
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.30%
23andMe Holding Co. (a)(c)		54,072	164,920
360 DigiTech, Inc. - ADR		68,012	1,067,107
3i Group PLC - ADR (c)		29,578	242,244
Affiliated Managers Group, Inc.		1,221	195,873
Amarin Corp. PLC - ADR (a)		96,394	110,853
Ameriprise Financial, Inc.		5,101	1,693,277
Artisan Partners Asset Management, Inc. - Class A (c)		2,756	95,606
Astra International, Tbk PT - ADR		63,281	486,314
Bakkt Holdings, Inc. (a)(c)		34,926	61,819
Bidvest Group Ltd. - ADR		6,473	174,188
Bridge Investment Group Holdings, Inc.		2,857	43,569
Brighthouse Financial, Inc. (a)		5,621	313,315
CaixaBank SA - ADR		513,330	610,863
Carlyle Group, Inc.		15,746	490,803
Cboe Global Markets, Inc.		2,681	340,058
Chemed Corp.		823	427,960
CME Group, Inc.		2,615	461,548
Daqo New Energy Corp. - ADR (a)		11,724	667,213
EDAP TMS SA - ADR (a)		15,015	169,970
Evercore, Inc. - Class A (c)		3,292	379,173
Federated Hermes, Inc.		6,254	237,402
First Pacific Co. Ltd. - ADR		447,229	690,969
Franklin Resources, Inc. (c)		35,359	947,974
Futu Holdings Ltd. - ADR (a)		12,198	750,055
Getnet Adquirencia e Servicos para Meios de Pagamento SA - ADR		7,581	12,964
Ginkgo Bioworks Holdings, Inc. (a)(c)		45,610	90,764
Goldman Sachs Group, Inc. (c)		3,624	1,399,408
Hims & Hers Health, Inc. (a)(c)		23,698	146,691
Indivior PLC - ADR (a)		27,391	551,655
Janus Henderson Group PLC (b)		14,188	358,815
Jefferies Financial Group, Inc.		10,352	393,272
Keppel Corp Ltd. - ADR		39,933	439,263
LexinFintech Holdings Ltd. - ADR (a)		76,042	137,636
Lixil Corp. - ADR		9,577	295,355
LPL Financial Holdings, Inc.		1,347	318,848
Lucid Group, Inc. (a)(c)		12,387	125,604
Macquarie Group Ltd. - ADR		10,412	1,271,618
MYT Netherlands Parent BV - ADR (a)(c)		9,277	90,636
Navient Corp.		14,481	239,950
Offerpad Solutions, Inc. (a)(c)		54,199	38,481
Piper Jaffray Cos. (c)		3,005	431,698
Randstad NV - ADR		17,763	512,463
Raymond James Financial, Inc. (c)		13,883	1,622,922
Robinhood Markets, Inc. (a)(c)		8,908	85,428
Sea Ltd. - ADR (a)		2,790	162,852
Sibanye Stillwater Ltd. - ADR (c)		9,817	110,049
Societe Generale SA - ADR		204,067	1,022,375
Stifel Financial Corp.		9,543	613,138
TechnoPro Holdings, Inc. - ADR		101,746	573,847
Verra Mobility Corp. (a)(c)		16,255	257,642
Virtus Investment Partners, Inc.		1,023	198,401
Vivid Seats, Inc. (a)(c)		13,918	108,560
WH Group Ltd. - ADR		415	4,818
			22,438,226
Specialty Trade Contractors - 0.18%
Comfort Systems USA, Inc.		4,003	507,420
EMCOR Group, Inc.		5,105	790,764
NetEase, Inc. - ADR		3,573	254,112
QuantumScape Corp. (a)(c)		8,889	66,579
Sunrun, Inc. (a)(c)		5,058	164,790
			1,783,665
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.03%
Dick's Sporting Goods, Inc. (c)		2,661	318,202
Support Activities for Agriculture and Forestry - 0.18%
Andersons, Inc.		4,999	192,462
Corteva, Inc.		22,842	1,534,068
			1,726,530
Support Activities for Mining - 1.31%
BHP Group Ltd. - ADR		72,939	4,580,569
California Resources Corp.		3,705	168,133
Cleveland-Cliffs, Inc. (a)(c)		15,023	232,556
ConocoPhillips		15,432	1,906,006
Diamondback Energy, Inc.		3,289	486,838
Fortescue Metals Group Ltd. - ADR		37,348	994,204
Harbour Energy PLC - ADR		64,140	261,537
Impala Platinum Holdings Ltd. - ADR		11,084	135,114
Inpex Corp. - ADR		90,162	1,002,060
Rio Tinto PLC - ADR		30,829	2,116,103
South32 Ltd. - ADR		58,046	808,000
Weir Group PLC - ADR		8,075	86,403
			12,777,523
Support Activities for Transportation - 0.68%
CH Robinson Worldwide, Inc. (c)		13,425	1,345,454
CK Hutchison Holdings Ltd. - ADR		136,500	782,131
Expeditors International of Washington, Inc. (c)		19,357	2,246,574
Flughafen Zurich AG - ADR (a)		19,003	122,474
Grupo Aeroportuario del Centro Norte SAB de CV - ADR		1,933	134,383
Grupo Aeroportuario del Pacifico SAB de CV - ADR		122	19,831
Hub Group, Inc. - Class A (a)		4,471	376,235
JB Hunt Transport Services, Inc. (c)		6,121	1,125,591
Matson, Inc. (c)		5,028	320,585
XPO Logistics, Inc. (a)		2,969	114,663
ZTO Express Cayman, Inc. - ADR		246	6,167
			6,594,088
Telecommunications - 2.55%
AT&T, Inc.		204,982	3,952,053
Deutsche Telekom AG - ADR		34,162	697,588
Doximity, Inc. (a)(c)		5,121	174,063
Eutelsat Communications SA - ADR		101,546	208,423
Frontier Communications Parent, Inc. (a)(c)		14,103	363,434
Gogo, Inc. (a)		4,833	75,830
JOYY, Inc. - ADR (c)		5,420	165,093
KDDI Corp. - ADR		145,629	2,168,416
Koninklijke KPN NV - ADR		68,075	204,225
KT Corp. - ADR		111,181	1,585,441
Lumen Technologies, Inc. (c)		140,487	768,464
Magyar Telekom Telecommunications PLC - ADR		35,539	148,731
Mobile TeleSystems PJSC - ADR (e)(g)		46,068	–
MTN Group Ltd. - ADR		86,206	712,062
Nippon Telegraph & Telephone Corp. - ADR		89,283	2,477,603
Nokia Oyj - ADR		275,205	1,356,761
Orange SA - ADR		70,284	716,194
Oxford Industries, Inc. (c)		2,896	326,843
Partner Communications Co. Ltd. - ADR (a)		24,769	195,675
Rostelecom PJSC - ADR (a)(e)(g)		24,510	–
Sitios Latinoamerica SAB de CV (a)(b)		61,432	27,382
SK Telecom Co. Ltd. - ADR (c)		8,580	184,041
SoftBank Corp. - ADR (a)		36,780	398,327
Swisscom AG - ADR		3,628	195,658
Telecom Italia SpA/Milano - ADR (a)		62,958	135,360
Telecom Italia SpA/Milano - ADR (a)		96,139	199,008
Telefonaktiebolaget LM Ericsson - ADR		124,566	793,485
Telefonica Brasil SA - ADR (c)		561	4,101
Telkom Indonesia Persero Tbk PT - ADR		39,489	1,006,180
T-Mobile US, Inc. (a)		9,264	1,403,125
United States Cellular Corp. (a)(c)		5,149	109,468
Verizon Communications, Inc.		63,817	2,487,586
Vodafone Group PLC - ADR		101,066	1,134,971
Zoom Video Communications, Inc. - Class A (a)		6,843	516,167
			24,891,758
Textile Product Mills - 0.17%
Hermes International - ADR		9,193	1,487,887
Interface, Inc.		12,054	130,545
			1,618,432
Transit and Ground Passenger Transportation - 0.03%
Uber Technologies, Inc. (a)		2,674	77,920
Yalla Group Ltd. - ADR (a)(c)		58,841	205,355
			283,275
Transportation Equipment Manufacturing - 4.43%
AAR Corp. (a)		8,988	418,481
Aisin Corp. - ADR		15,091	415,003
BAE Systems PLC - ADR		40,370	1,616,415
Bayerische Motoren Werke AG - ADR		81,666	2,474,480
BorgWarner, Inc. (c)		19,772	840,508
Denso Corp. - ADR		32,170	884,675
Ford Motor Co.		140,283	1,949,934
General Dynamics Corp.		10,670	2,693,001
General Motors Co.		24,462	992,179
Honda Motor Co. Ltd. - ADR		128,464	3,147,368
Huntington Ingalls Industries, Inc.		2,158	500,570
Isuzu Motors Ltd. - ADR (c)		65,708	853,547
Kawasaki Heavy Industries Ltd. - ADR (c)		28,284	239,424
LCI Industries (c)		1,714	169,446
Lear Corp. (c)		4,766	687,448
Leonardo SpA - ADR		287,728	1,142,280
Lockheed Martin Corp. (c)		3,801	1,844,207
Mazda Motor Corp. - ADR		214,677	845,827
Mercedes-Benz Group AG - ADR (c)		179,301	3,035,565
Nissan Motor Co. Ltd. - ADR (a)		46,625	336,633
Niu Technologies - ADR (a)		61,947	237,257
PACCAR, Inc.		12,766	1,352,047
Raytheon Technologies Corp.		20,026	1,976,967
Renault SA - ADR (a)		108,408	790,294
Shimano, Inc. - ADR		28,020	481,103
Subaru Corp. - ADR		70,883	603,214
Suzuki Motor Corp. - ADR		2,305	330,007
Tesla, Inc. (a)		22,987	4,475,569
Textron, Inc.		9,702	692,529
Toyota Industries Corp. - ADR		7,416	423,083
Toyota Motor Corp. - ADR		34,725	5,128,535
Volvo AB - ADR		7,922	145,606
Westinghouse Air Brake Technologies Corp.		14,550	1,470,860
			43,194,062
Truck Transportation - 0.33%
ArcBest Corp. (c)		4,610	381,570
Knight-Swift Transportation Holdings, Inc.		11,133	617,102
Old Dominion Freight Lines, Inc. (c)		2,472	748,052
Saia, Inc. (a)(c)		1,016	247,487
Schneider National, Inc. - Class B (c)		25,457	655,772
Werner Enterprises, Inc. (c)		13,211	581,020
			3,231,003
Utilities - 2.69%
AGL Energy Ltd. - ADR (c)		87,851	452,433
American Electric Power Co., Inc.		15,064	1,458,195
CenterPoint Energy, Inc. (c)		34,638	1,077,588
Centrica PLC - ADR		66,042	301,152
China Gas Holdings Ltd. - ADR		182	5,489
Cia de Saneamento Basico do Estado de Sao Paulo - ADR		513	5,925
Cia Energetica de Minas Gerais - ADR (c)		42,808	152,396
Clearway Energy, Inc.		3,900	128,388
CMS Energy Corp.		761	46,474
Consolidated Edison, Inc.		20,149	1,975,408
Duke Energy Corp.		472	47,167
Edison International		2,820	187,981
Électricité de France SA - ADR		65,655	160,474
Engie SA - ADR		110,992	1,687,078
Entergy Corp.		3,582	416,479
Evergy, Inc.		25,849	1,530,519
Exelon Corp.		40,880	1,691,206
First Solar, Inc. (a)		3,644	628,699
FirstEnergy Corp.		32,947	1,358,734
Iberdrola SA - ADR		52,272	2,356,945
MDU Resources Group, Inc. (c)		23,652	744,801
National Fuel Gas Co.		8,558	566,796
National Grid PLC - ADR (c)		16,482	1,015,291
NiSource, Inc.		39,948	1,116,147
NRG Energy, Inc.		9,676	410,746
OGE Energy Corp. (c)		18,047	730,182
Otter Tail Corp.		7,919	472,210
PG&E Corp. (a)		63,904	1,003,293
Pinnacle West Capital Corp.		5,968	467,414
Portland General Electric Co.		10,087	496,583
Power Assets Holdings Ltd. - ADR		63,675	327,290
Red Electrica Corp. SA - ADR		68,013	595,114
Sempra Energy		289	48,029
SSE PLC - ADR		49,104	1,013,507
Terna - Rete Elettrica Nazionale - ADR		15,079	344,857
Tokyo Gas Co. Ltd. - ADR		65,772	597,210
UGI Corp. (c)		12,527	484,169
Vistra Corp.		1,918	46,665
Xcel Energy, Inc.		674	47,328
			26,196,362
Waste Management and Remediation Services - 0.31%
Republic Sevices, Inc.		13,635	1,899,219
Veolia Environnement SA - ADR		18,582	483,132
Waste Management, Inc.		3,787	635,156
			3,017,507
Water Transportation - 0.11%
Nippon Yusen KK - ADR		258,737	1,112,569
Wood Product Manufacturing - 0.28%
Builders FirstSource, Inc. (a)		9,258	591,864
Greif, Inc. - Class A		4,885	343,464
Greif, Inc. - Class B		2,222	166,961
Louisiana-Pacific Corp. (c)		3,473	221,577
Owens Corning		5,867	521,224
Skyline Champion Corp. (a)		3,615	187,944
UFP Industries, Inc. (c)		8,145	666,750
			2,699,784
TOTAL COMMON STOCKS (Cost $795,548,922)			934,970,375

PREFERRED STOCKS - 0.41%
Chemical Manufacturing - 0.01%
Braskem SA - ADR, 29.749% (d)		7,298	80,059
Credit Intermediation and Related Activities - 0.09%
Banco Bradesco SA - ADR, 4.070% (d)		129,005	383,145
Bancolombia SA - ADR, 8.129% (d)		9,629	256,131
Itau Unibanco Holding SA - ADR, 2.170% (d)		43,798	218,114
			857,390
Management of Companies and Enterprises - 0.04%
Cia Paranaense de Energia - ADR, 12.857% (d)		16,689	126,169
Porsche Automobil Holding SE - ADR, 4.502% (d)		44,857	274,076
			400,245
Merchant Wholesalers, Durable Goods - 0.03%
Volkswagen AG - ADR, 5.566% (d)		20,399	300,069
Oil and Gas Extraction - 0.08%
Petroleo Brasileiro SA - ADR, 45.974% (d)		79,128	811,062
Surgutneftegas PJSC - ADR (a)(d)(e)(g)		47,748	–
			811,062
Primary Metal Manufacturing - 0.13%
Gerdau SA - ADR, 16.397% (d)		209,029	1,275,077
Utilities - 0.03%
Cia Energetica de Minas Gerais - ADR, 12.573% (d)		127,167	278,496
TOTAL PREFERRED STOCKS (Cost $4,509,512)			4,002,398

EXCHANGE-TRADED FUNDS - 0.56%
iShares MSCI EAFE ETF		26,723	1,793,648
Vanguard FTSE Emerging Markets ETF (c)		12,020	487,050
Vanguard Large-Cap ETF (c)		13,476	2,505,593
Vanguard Small-Cap ETF (c)		3,459	678,275
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,097,538)			5,464,566

REAL ESTATE INVESTMENT TRUSTS - 2.46%
Heavy and Civil Engineering Construction - 0.05%
British Land Co. PLC - ADR (c)		19,291	94,140
Cyrela Brazil Realty SA Empreendimentos e Participacoes - ADR		79,476	212,201
Paramount Group, Inc.		30,811	200,888
			507,229
Real Estate - 2.02%
Alexander & Baldwin, Inc.		861	17,005
Alexander's, Inc.		372	90,857
Apple Hospitality REIT, Inc.		32,624	556,565
Boston Properties, Inc.		2,812	202,689
Brixmor Property Group, Inc.		23,482	544,313
CoreCivic, Inc. (a)		20,268	269,159
Cousins Properties, Inc. (c)		16,731	441,364
Crown Castle International Corp.		3,788	535,736
DiamondRock Hospitality Co.		49,900	469,559
EPR Properties (c)		11,205	466,240
Equity Residential		14,457	937,681
Franklin Street Properties Corp.		53,914	157,429
Gaming and Leisure Properties, Inc.		10,926	574,817
GEO Group, Inc. (a)(c)		21,287	251,612
Getty Realty Corp. (c)		10,863	358,696
Highwoods Properties, Inc.		9,495	282,951
Host Hotels & Resorts, Inc. (c)		129,912	2,460,534
InvenTrust Properties Corp.		4,403	113,201
Invitation Homes, Inc. (c)		1,377	44,932
iStar, Inc.		21,110	169,513
Kimco Realty Corp. (c)		17,828	408,618
Mid-America Apartment Communities, Inc.		8,619	1,421,101
Office Properties Income Trust		10,519	160,836
Omega Healthcare Investors, Inc. (c)		18,967	574,321
PotlatchDeltic Corp. (c)		9,223	440,767
Public Storage		2,226	663,259
Rayonier, Inc.		13,465	483,124
Regency Centers Corp.		33,410	2,219,426
Rithm Capital Corp.		77,712	703,294
Safehold, Inc.		1,616	47,703
Simon Property Group, Inc.		8,817	1,053,102
SITE Centers Corp.		36,293	493,222
Tanger Factory Outlet Centers, Inc.		6,011	116,914
Urstadt Biddle Properties, Inc. - Class A		13,777	263,553
Ventas, Inc.		1,111	51,695
Welltower, Inc.		6,754	479,737
WP Carey, Inc. (c)		13,751	1,083,579
			19,609,104
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.04%
Medical Properties Trust, Inc. (c)		28,980	380,218
Telecommunications - 0.02%
Uniti Group, Inc.		27,922	212,766
Warehousing and Storage - 0.15%
Extra Space Storage, Inc. (c)		2,388	383,728
Iron Mountain, Inc.		20,074	1,090,620
			1,474,348
Wood Product Manufacturing - 0.18%
Weyerhaeuser Co.		53,899	1,763,036
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $23,843,421)			23,946,701

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 16.94%
Money Market Fund - 16.94%
Mount Vernon Liquid Assets Portfolio, LLC, 4.010% (f)		165,153,499	165,153,499
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $165,153,499)			165,153,499

SHORT-TERM INVESTMENTS - 0.22%
First American Government Obligations Fund, Class X, 3.664% (f)		2,156,734	2,156,734
TOTAL SHORT-TERM INVESTMENTS (Cost $2,156,734)			2,156,734

Total Investments (Cost $996,309,626) - 116.51%			1,135,694,273
Liabilities in Excess of Other Assets - (16.51)%			(160,893,678)
TOTAL NET ASSETS - 100.00%			$974,800,595

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or portion of this security is out on loan as of November 30, 2022. Total value of securities out on loan is $164,413,832.
(d)	Perpetual preferred stock with no stated maturity.
(e)	Represents an illiquid security. The total market value of these securities were $215,135, representing 0.02% of net assets.
(f)	The rate shown represents the seven day yield at November 30, 2022.
(g)	Fair valued security. Value determined using significant unobservable inputs.

Abbreviations
AB	Aktiebolag is a Swedish term for a stock company.
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
A/S	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
ASA	Allmennaksjeselskap is a Norwegian term for a stock company.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtio is a Finnish term for publicly-traded companies.
PJSC	An abbreviation used by many countries to signify an open joint-stock company.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a publicly traded company.
SAB de CV	Sociedad Anonima de Capital Variable is a Spanish term for an SA with variable capital.
SE	Societas Europea is a term for a European Public Limited Liability Company.
SpA	Soicieta per Azioni is an Italian term for limited share company.

The accompanying notes are an integral part of these schedule of investments.

Summary of Fair Value Exposure at November 30, 2022

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of November 30, 2022.

	Level 1	Level 2	Level 3^	Total
Assets:
Equity
Common Stocks*	$927,192,011	$7,563,229	$215,135	$934,970,375
Preferred Stocks*	4,002,398	-	-	4,002,398
Exchange-Traded Funds	5,464,566	-	-	5,464,566
Real Estate Investment Trusts*	23,946,701	-	-	23,946,701
Total Equity	960,605,676	7,563,229	215,135	968,384,040
Money Market Funds	167,310,233	-	-	167,310,233
Total Investments in Securities	$1,127,915,909	$7,563,229	$215,135	$1,135,694,273

* For further breakdown by industry, please refer to the Schedule of Investments.

^ The Fund measures Level 3 activity as of the end of each financial reporting period.

As of November 30, 2022, the Fund held level 3 investments that were valued at the most recent trade price in an inactive market. The Level 3 investments in securities represented less than 1% of the Fund’s net assets and were not considered a significant portion of the Fund’s portfolio. As the Level 3 investments were not considered significant to the financial statements, a reconciliation of Level 3 investments for the period ended November 30, 2022 is not presented.